November 22, 2011

U.S. Securities & Exchange Commission

100 F Street NE

Washington, DC 20549

RE:  VANGUARD FIXED INCOME SECURITIES FUND (THE TRUST)

FILE NO. 2-47371

Commissioners:

Enclosed is the 91st Post-Effective Amendment to the Trust's Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(a)(1) under the Securities Act of 1933. The purposes of this amendment are to: 1) adjust the Vanguard Long-Term Investment-Grade Fund’s dollar-weighted average maturity and 2) to affect a number of non-material editorial changes.

Pursuant to Rule 485(a)(1) under the Securities Act of 1933, we request that this Amendment be declared effective on February 10, 2012.  Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments.  Pursuant to Rule 485(d)(2), the 485(b) filing will designate as its effective date the same date on which we have requested that this 485(a) be declared effective.

If you have any questions or comments concerning the enclosed Amendment, please contact me at (610) 669-1955.

Sincerely,

Tara R. Buckley

Senior Counsel

The Vanguard Group, Inc.